Contingent Liabilities and Commitments - Summary of Payment Guarantees are Exposed to Credit Risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
The financial instruments applying 12-month expected credit losses
Disclosure of internal credit grades [line items]
Credit exposure	₩ 14,173,797	₩ 12,658,901
The financial instruments applying 12-month expected credit losses | Confirmed acceptances and guarantees
Disclosure of internal credit grades [line items]
Credit exposure	10,357,407	8,379,718
The financial instruments applying 12-month expected credit losses | Confirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [line items]
Credit exposure	8,485,824	5,939,025
The financial instruments applying 12-month expected credit losses | Confirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [line items]
Credit exposure	1,763,259	1,882,080
The financial instruments applying 12-month expected credit losses | Confirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [line items]
Credit exposure	40,595	494,924
The financial instruments applying 12-month expected credit losses | Confirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [line items]
Credit exposure	67,729	63,689
The financial instruments applying 12-month expected credit losses | Confirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [line items]
Credit exposure	0	0
The financial instruments applying 12-month expected credit losses | Unconfirmed acceptances and guarantees
Disclosure of internal credit grades [line items]
Credit exposure	3,816,390	4,279,183
The financial instruments applying 12-month expected credit losses | Unconfirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [line items]
Credit exposure	3,071,076	3,232,325
The financial instruments applying 12-month expected credit losses | Unconfirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [line items]
Credit exposure	734,886	1,040,908
The financial instruments applying 12-month expected credit losses | Unconfirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [line items]
Credit exposure	8,600	4,685
The financial instruments applying 12-month expected credit losses | Unconfirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [line items]
Credit exposure	1,828	1,265
The financial instruments applying 12-month expected credit losses | Unconfirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Non-impaired
Disclosure of internal credit grades [line items]
Credit exposure	762,674	537,692
Non-impaired | Confirmed acceptances and guarantees
Disclosure of internal credit grades [line items]
Credit exposure	495,572	249,775
Non-impaired | Confirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [line items]
Credit exposure	170,322	1,140
Non-impaired | Confirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [line items]
Credit exposure	22,065	10,474
Non-impaired | Confirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [line items]
Credit exposure	7,368	18,649
Non-impaired | Confirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [line items]
Credit exposure	294,635	215,382
Non-impaired | Confirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [line items]
Credit exposure	1,182	4,130
Non-impaired | Unconfirmed acceptances and guarantees
Disclosure of internal credit grades [line items]
Credit exposure	267,102	287,917
Non-impaired | Unconfirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [line items]
Credit exposure	0	844
Non-impaired | Unconfirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [line items]
Credit exposure	19,210	36,879
Non-impaired | Unconfirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [line items]
Credit exposure	10,692	13,308
Non-impaired | Unconfirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [line items]
Credit exposure	237,200	236,687
Non-impaired | Unconfirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [line items]
Credit exposure	0	199
Impaired
Disclosure of internal credit grades [line items]
Credit exposure	7,911	19,459
Impaired | Confirmed acceptances and guarantees
Disclosure of internal credit grades [line items]
Credit exposure	4,543	15,289
Impaired | Confirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Impaired | Confirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Impaired | Confirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Impaired | Confirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [line items]
Credit exposure	457	442
Impaired | Confirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [line items]
Credit exposure	4,086	14,847
Impaired | Unconfirmed acceptances and guarantees
Disclosure of internal credit grades [line items]
Credit exposure	3,368	4,170
Impaired | Unconfirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Impaired | Unconfirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Impaired | Unconfirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Impaired | Unconfirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [line items]
Credit exposure	0	5
Impaired | Unconfirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [line items]
Credit exposure	3,368	4,165
The financial instruments applying lifetime expected credit losses
Disclosure of internal credit grades [line items]
Credit exposure	14,944,382	13,216,052
The financial instruments applying lifetime expected credit losses | Confirmed acceptances and guarantees
Disclosure of internal credit grades [line items]
Credit exposure	10,857,522	8,644,782
The financial instruments applying lifetime expected credit losses | Confirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [line items]
Credit exposure	8,656,146	5,940,165
The financial instruments applying lifetime expected credit losses | Confirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [line items]
Credit exposure	1,785,324	1,892,554
The financial instruments applying lifetime expected credit losses | Confirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [line items]
Credit exposure	47,963	513,573
The financial instruments applying lifetime expected credit losses | Confirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [line items]
Credit exposure	362,821	279,513
The financial instruments applying lifetime expected credit losses | Confirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [line items]
Credit exposure	5,268	18,977
The financial instruments applying lifetime expected credit losses | Unconfirmed acceptances and guarantees
Disclosure of internal credit grades [line items]
Credit exposure	4,086,860	4,571,270
The financial instruments applying lifetime expected credit losses | Unconfirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [line items]
Credit exposure	3,071,076	3,233,169
The financial instruments applying lifetime expected credit losses | Unconfirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [line items]
Credit exposure	754,096	1,077,787
The financial instruments applying lifetime expected credit losses | Unconfirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [line items]
Credit exposure	19,292	17,993
The financial instruments applying lifetime expected credit losses | Unconfirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [line items]
Credit exposure	239,028	237,957
The financial instruments applying lifetime expected credit losses | Unconfirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [line items]
Credit exposure	₩ 3,368	₩ 4,364